Note 5 - Advances for Vessels Under Construction and Acquisitions	12 Months Ended
Dec. 31, 2015
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances For Vessels Under Construction And Acquisitions [Text Block]
5.	Advances for Vessels Under Construction and Acquisitions

The amount shown in the accompanying consolidated balance sheet as of December 31, 2014 of $88,965,085 mainly represents advance payments to sellers for two LPG carriers under construction contracted in 2012 (see Note 3), advance payments to sellers for three LPG carriers under construction contracted in 2013, advance payments to ship-builders for four LPG carriers under construction contracted in 2013, advance payments to ship-builders for six LPG carriers under construction contracted in 2014 and advance payments to sellers for one LPG carrier under construction contracted in 2014.

The amount shown in the accompanying consolidated balance sheet as of December 31, 2015 of $44,031,882 mainly represents advance payments to ship-builders for six LPG carriers under construction contracted in 2014.

For the years ended December 31, 2014 and 2015, the movement of the account, advances for vessels under construction and acquisitions was as follows:

Balance, December 31, 2013	70,577,435
Advances for vessels under construction and acquisitions	124,973,343
Capitalized interest	2,113,297
Capitalized expenses	2,805,342
Vessels delivered	(101,459,533)
Vessels cancelled (Note 3)	(10,044,799)

Balance, December 31, 2014	88,965,085
Advances for vessels under construction and acquisitions	148,318,231
Capitalized interest	1,822,443
Capitalized expenses	5,085,534
Vessels delivered	(200,159,411)

Balance, December 31, 2015	44,031,882